Income Taxes (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Income Taxes

15. Income Taxes

The Company and the majority of its subsidiaries operate in the U.S. as non-income tax paying entities, and are treated as pass-through entities for U.S. federal income tax purposes and generally as corporate entities in non-U.S. jurisdictions. In addition, certain of the Company’s wholly owned subsidiaries operate as corporations within the U.S. and are subject to U.S. federal and state income tax. As non-income tax paying entities, the majority of the Company’s net income or loss is included in the individual or corporate returns of JGWPT’s Members.  The current and deferred taxes relates only to the income tax-paying entities of the Company.

20. Income Taxes

The provision (benefit) for income taxes for the years ended December 31, 2011 and 2012, respectively, consists of the following:

	Year Ended December 31,
	2011	2012
Current
Federal	$218	$1
State	36	—
	254	1
Deferred taxes related to current period:
Federal	(514)	(195)
State	(85)	(33)
	(599)	(228)
Income tax provision (benefit)	$(345)	$(227)

Deferred income taxes reflect the net tax effects of temporary differences that may exist between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes using the enacted tax rates for the year in which the differences are expected to be reversed. A summary of the tax effects of the temporary differences at December 31, 2011 and 2012, respectively, are as follows:

	December 31, 2011	December 31, 2012
Deferred tax assets:
Swap liability	$1,382	$1,360
Lottery winnings	1,636	1,465
Other	537	607
Total deferred tax assets	3,555	3,432

Deferred tax liabilities:
Lottery FMV adjustments	1,119	977
Total deferred tax liabilities	1,119	977
Deferred tax assets, net	$2,436	$2,455

Future realization of tax benefits depends on the expectation of taxable income within a period of time that the tax benefits will reverse. The Company expects to record taxable income in the entities that carry the deferred tax assets and therefore has determined that no valuation allowance is needed. The Company has total net operating loss carryforwards at December 31, 2012 of $1.6 million which will begin expiring in 2031.

Currently, the Company believes it meets the indefinite reversal criteria that would cause the Company to recognize a deferred liability with respect to its foreign subsidiaries. Consequently, the Company does not record a deferred tax liability for any outside basis difference of an investment in a foreign subsidiary.

The following table reconciles the provision for income taxes to the U.S. Federal statutory tax rate:

	Year Ended December 31,
	2011	2012
Statutory U.S. federal income tax rate	35.00%	35.00%
Income passed through to unit holders (1)	-24.09%	-35.22%
State and local income taxes	-1.36%	0.03%

Effective income tax rate	9.56%	-0.19%

(1)

The Company is organized as a series of pass through entities and a few C-corporations pursuant to the United States Internal Revenue Code. As such, the Company is not responsible for the tax liability due on certain income earned during the year. Such income is taxed at the unit holder, and any income tax is the responsibility of the unit holder and is paid at that level.

The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company may be subject to examination by federal and certain state, local and foreign tax authorities. As of December 31, 2012, the Company and its subsidiaries’ U.S. federal income tax returns for the years 2009 through 2012 are open under the normal three-year statute of limitations and therefore subject to examination. State and local tax returns are generally subject to audit from 2008 through 2012. Currently, no tax authorities are auditing the Company on any income tax matters. The Company does not believe it has any tax positions for which it is reasonably possible that it will be required to record significant amounts of unrecognized tax liabilities within the next twelve months.